Annual Total Returns (Vanguard International Growth Fund - Investor Shares Retail) (Vanguard International Growth Fund, Vanguard International Growth Fund - Investor Shares)	12 Months Ended
Aug. 31, 2013
Vanguard International Growth Fund | Vanguard International Growth Fund - Investor Shares
Annual Total Return
2012	20.01%
2011	(13.68%)
2010	15.66%
2009	41.63%
2008	(44.94%)
2007	15.98%
2006	25.92%
2005	15.00%
2004	18.95%
2003	34.45%